Lease Receivables and Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets.
Schedule of components of lease receivables and other assets
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$204,732	$222,637
AeroTurbine Inventory	145,842	148,452
Lease incentive costs, net of amortization	129,870	119,878
Straight-line rents and other assets	277,297	47,115
Goodwill and Other intangible assets	49,642	51,965
Notes and trade receivables, net of allowance(a)	18,973	9,489
Derivative assets(b)	70	198

	$826,426	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 8.0% to 10.4%.

(b)
See Note P—Derivative Financial Instruments.

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

Schedule of activity in allowance for credit losses on notes receivable
	(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	41,396
Provision	(8,291	)(a)
Write-offs	—

Balance at September 30, 2012	$33,105

(a)
Collections on notes receivables previously reserved for.

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396